Cover	Aug. 08, 2023
Cover [Abstract]
Entity Registrant Name	Idaho Strategic Resources, Inc.
Entity Central Index Key	0001030192
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 08, 2023
Entity File Number	000-28837
Entity Incorporation State Country Code	ID
Entity Tax Identification Number	82-0490295
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Entity Address Address Line 1	201 N. 3rd Street
Entity Address City Or Town	Coeur d’Alene
Entity Address Postal Zip Code	83814
City Area Code	208
Local Phone Number	625-9001
Entity Address State Or Province	ID
Pre Commencement Issuer Tender Offer	false